Equity - Schedule of Movement Warrant Activities (Details) - USD ($)				6 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2025	Mar. 31, 2024
Exchange Warrants Outstanding [Member]
Schedule of Movement Warrant Activities [Line Items]
Warrants Outstanding, Ordinary Shares Number Outstanding			7,899,412
Warrants Outstanding, Weighted Average Exercise Price			$ 1.13
Warrants Outstanding, Contractual Life in Years			2 years 11 months 12 days
Warrants Outstanding, Intrinsic Value
Warrants Outstanding, Ordinary Shares Number Outstanding					7,899,412
Warrants Outstanding, Weighted Average Exercise Price					$ 1.13
Warrants Outstanding, Contractual Life in Years					2 years 5 months 12 days
Warrants Outstanding, Intrinsic Value
Exchange Warrants Outstanding [Member] | Warrant [Member]
Schedule of Movement Warrant Activities [Line Items]
Warrants Outstanding, Ordinary Shares Number Outstanding		3,000,000
Warrants Outstanding, Weighted Average Exercise Price		$ 1.62
Warrants Outstanding, Contractual Life in Years		3 months 29 days
Warrants Outstanding, Intrinsic Value
Warrants Outstanding, Ordinary Shares Number Outstanding
Warrants Outstanding, Weighted Average Exercise Price
Warrants Outstanding, Intrinsic Value
Exchange Warrants Exercisable [Member]
Schedule of Movement Warrant Activities [Line Items]
Warrants Exercisable, Ordinary Shares Number Outstanding			7,899,412		7,899,412
Warrants Exercisable, Weighted Average Exercise Price			$ 1.13		$ 1.13
Warrants Exercisable, Contractual Life in Years			2 years 11 months 12 days		2 years 5 months 12 days
Warrants Exercisable, Intrinsic Value
Exchange Warrants Exercisable [Member] | Warrant [Member]
Schedule of Movement Warrant Activities [Line Items]
Warrants Exercisable, Ordinary Shares Number Outstanding
Warrants Exercisable, Weighted Average Exercise Price
Warrants Exercisable, Contractual Life in Years
Warrants Exercisable, Intrinsic Value
Exchange Warrants Exercisable [Member] | Warrant [Member]
Schedule of Movement Warrant Activities [Line Items]
Warrants Exercisable, Ordinary Shares Number Outstanding		3,000,000
Warrants Exercisable, Weighted Average Exercise Price		$ 1.62
Warrants Exercisable, Contractual Life in Years		3 months 29 days
Warrants Exercisable, Intrinsic Value
Common Warrants Outstanding [Member]
Schedule of Movement Warrant Activities [Line Items]
Warrants Outstanding, Ordinary Shares Number Outstanding			8,498,125
Warrants Outstanding, Weighted Average Exercise Price			$ 1.13
Warrants Outstanding, Contractual Life in Years			2 years 11 months 12 days
Warrants Outstanding, Intrinsic Value
Warrants Outstanding, Ordinary Shares Number Outstanding					8,498,125
Warrants Outstanding, Weighted Average Exercise Price					$ 1.13
Warrants Outstanding, Contractual Life in Years					2 years 5 months 12 days
Warrants Outstanding, Intrinsic Value
Common Warrants Outstanding [Member] | Warrant [Member]
Schedule of Movement Warrant Activities [Line Items]
Warrants Outstanding, Ordinary Shares Number Outstanding	[1]	5,389,126		5,389,126
Warrants Outstanding, Weighted Average Exercise Price	[1]	$ 1.78		$ 1.78
Warrants Outstanding, Contractual Life in Years	[1]	1 year 11 months 12 days		1 year 5 months 12 days
Warrants Outstanding, Intrinsic Value	[1]
Warrants Outstanding, Ordinary Shares Number Outstanding	[1]	5,389,126
Warrants Outstanding, Weighted Average Exercise Price	[1]	$ 1.78
Warrants Outstanding, Intrinsic Value	[1]
Common Warrants Exercisable [Member]
Schedule of Movement Warrant Activities [Line Items]
Warrants Exercisable, Ordinary Shares Number Outstanding			8,498,125		8,498,125
Warrants Exercisable, Weighted Average Exercise Price			$ 1.13		$ 1.13
Warrants Exercisable, Contractual Life in Years			2 years 11 months 12 days		2 years 5 months 12 days
Warrants Exercisable, Intrinsic Value
Common Warrants Exercisable [Member] | Warrant [Member]
Schedule of Movement Warrant Activities [Line Items]
Warrants Exercisable, Ordinary Shares Number Outstanding	[1]	5,389,126		5,389,126
Warrants Exercisable, Weighted Average Exercise Price	[1]	$ 1.78		$ 1.78
Warrants Exercisable, Contractual Life in Years	[1]	1 year 11 months 12 days		1 year 5 months 12 days
Warrants Exercisable, Intrinsic Value	[1]
Exchange Warrants Granted [Member]
Schedule of Movement Warrant Activities [Line Items]
Warrants Granted, Ordinary Shares Number Outstanding
Warrants Granted, Weighted Average Exercise Price
Warrants Granted, Contractual Life in Years
Warrants Granted, Intrinsic Value
Exchange Warrants Granted [Member] | Warrant [Member]
Schedule of Movement Warrant Activities [Line Items]
Warrants Granted, Ordinary Shares Number Outstanding
Warrants Granted, Weighted Average Exercise Price
Warrants Granted, Contractual Life in Years
Warrants Granted, Intrinsic Value
Exchange Warrants Exercises [Member]
Schedule of Movement Warrant Activities [Line Items]
Warrants Exercises, Ordinary Shares Number Outstanding
Warrants Exercises, Weighted Average Exercise Price
Warrants Exercises, Contractual Life in Years
Warrants Exercises, Intrinsic Value
Exchange Warrants Exercises [Member] | Warrant [Member]
Schedule of Movement Warrant Activities [Line Items]
Warrants Exercises, Ordinary Shares Number Outstanding				(3,000,000)
Warrants Exercises, Weighted Average Exercise Price				$ 1.62
Warrants Exercises, Contractual Life in Years
Warrants Exercises, Intrinsic Value
Exchange Warrants Forfeited [Member]
Schedule of Movement Warrant Activities [Line Items]
Warrants Forfeited, Ordinary Shares Number Outstanding
Warrants Forfeited, Weighted Average Exercise Price
Warrants Forfeited, Contractual Life in Years
Warrants Forfeited, Intrinsic Value
Exchange Warrants Forfeited [Member] | Warrant [Member]
Schedule of Movement Warrant Activities [Line Items]
Warrants Forfeited, Ordinary Shares Number Outstanding
Warrants Forfeited, Weighted Average Exercise Price
Warrants Forfeited, Contractual Life in Years
Warrants Forfeited, Intrinsic Value
Exchange Warrants Expired [Member]
Schedule of Movement Warrant Activities [Line Items]
Warrants Expired, Ordinary Shares Number Outstanding
Warrants Expired, Weighted Average Exercise Price
Warrants Expired, Contractual Life in Years
Warrants Expired, Intrinsic Value
Exchange Warrants Expired [Member] | Warrant [Member]
Schedule of Movement Warrant Activities [Line Items]
Warrants Expired, Ordinary Shares Number Outstanding
Warrants Expired, Weighted Average Exercise Price
Warrants Expired, Contractual Life in Years
Warrants Expired, Intrinsic Value

[1]	Upon effectiveness of the Reverse Share Split at a ratio of 1-for-40, the number of Common Warrant was adjusted to 5,389,126 and the Exercise Price of the Common Warrants was adjusted to $1.7819.